Schedule II	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II
CLOVER HEALTH INVESTMENTS, CORP.
VALUATION AND QUALIFYING ACCOUNTS

(in thousands)		Additions
	Balance at beginning of period	Charged to costs and expenses	Charge to other accounts	(Deductions)	Balance at end of period
Year ended December 31, 2019
Valuation allowance for deferred tax assets	$104,976	$39,643	$—	$—	$144,619
Year ended December 31, 2020
Valuation allowance for deferred tax assets	$144,619	$18,585	$—	$—	$163,204